Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Balance at January 1, 2011	$ 6,200
Total unrealized gains (losses) included in earnings	(763)
Total unrealized losses included in other comprehensive income, net	(183)
Balance at December 31, 2011	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	(763)
Corporate straight bonds [Member]
Balance at January 1, 2011	5,196
Total unrealized gains (losses) included in earnings	67
Total unrealized losses included in other comprehensive income, net	(183)
Balance at December 31, 2011	5,080
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	67
Derivatives - Conversion option [Member]
Balance at January 1, 2011	1,004
Total unrealized gains (losses) included in earnings	(830)
Total unrealized losses included in other comprehensive income, net	0
Balance at December 31, 2011	174
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$ (830)